FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Risk Management Liabilities And Maximum Potential Collateral Requirements) (Details) $ in Millions	Dec. 31, 2018 CAD ($)
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT [Abstract]
Risk management liabilities with credit-risk-contingent features	$ 14.7
Maximum potential collateral requirements	$ 7.5